Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 30,696	$ 23,847	$ 104,752	$ 81,739	$ 68,783
Cost of revenue	19,226	12,445	62,411	44,400	42,133
Gross profit	11,470	11,402	42,341	37,339	26,650
Operating expenses:
Sales and marketing	10,987	9,138	36,072	27,905	22,553
Research and development	8,778	4,539	23,532	14,621	9,120
General and administrative	3,529	2,819	10,974	7,494	5,821
Impairment of goodwill					1,670
Change in fair value of contingent consideration		(30)	(43)	121	503
Total operating expenses	23,294	16,466	70,535	50,141	39,667
Loss from operations	(11,824)	(5,064)	(28,194)	(12,802)	(13,017)
Other income (expense):
Interest income	26	13	46	53	151
Interest expense	(588)	(520)	(2,149)	(1,976)	(1,974)
Other expense	(2)	(24)	(95)	(64)	(189)
Total other expense, net	(564)	(531)	(2,198)	(1,987)	(2,012)
Loss before income taxes	(12,388)	(5,595)	(30,392)	(14,789)	(15,029)
Income tax (benefit) expense	14	20	(31)	84	35
Net loss	(12,402)	(5,615)	(30,361)	(14,873)	(15,064)
Comprehensive loss	$ (12,402)	$ (5,615)	$ (30,361)	$ (14,873)	$ (15,064)
Net loss per common share:
Basic and diluted	$ (0.51)	$ (1.17)	$ (2.99)	$ (3.09)	$ (3.09)
Weighted-average common shares outstanding:
Basic and diluted	24,541,359	4,798,043	10,144,243	4,812,632	4,875,157